Shareholder Report, Holdings (Details) - WP Large Cap Income Plus Fund | Institutional Class Shares	Nov. 30, 2024
Financials
Holdings [Line Items]
Percent of Net Asset Value	50.34%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.13%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.77%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.38%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	19.47%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	14.66%
Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	12.92%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	12.89%
Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.83%
ImmunityBio, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.33%
Berkshire Hathaway Inc. - Class B
Holdings [Line Items]
Percent of Net Asset Value	4.64%
Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Mitsubishi UFJ Financial Group, Inc. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.81%
UBS Group AG (Switzerland)
Holdings [Line Items]
Percent of Net Asset Value	3.24%